Retirement Plans - Expected Future Benefit Payments (Detail) (Pension Plans, Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 3,183
2014	3,793
2015	4,735
2016	3,949
2017	4,555
2018 - 2022	$ 30,384